Note receivable (Details Narrative) - USD ($)	6 Months Ended
	Jul. 30, 2027	Jan. 30, 2027	Jul. 30, 2026	Mar. 31, 2026	Jan. 27, 2026	Mar. 31, 2025	Dec. 31, 2024
Appraised value of improvement, planting and product sales							$ 220,200,000
Purchase price				$ 99,676,733
Cash				200,000		$ 35,000,000
Accounts receivable						$ 35,000,000
Remaining purchase price				29,085,500
Acquisition consideration of receivable				35,000,000
Acquisition cash consideration				59,625,500
Cash consideration refunded				$ 23,850,200
Percentage of cash consideration				40.00%
Interest rate				4.50%
Cash consideration amounting				$ 59,625,500
Accounts receivable reversal				$ 35,000,000
Cash consideration received					$ 23,850,200
Ewayforest Group Limited [Member]
Equity ownership				45.00%
Lishui Ganglisen Enterprise Management Co., Ltd [Member]
Equity ownership				100.00%
Lishui Senbo Forestry Co., Ltd [Member]
Equity ownership				100.00%
Related Party [Member]
Acquisition cash consideration				$ 59,625,500
Cash consideration refunded				$ 35,775,300
Percentage of cash consideration				60.00%
Repayment period				2 years
Interest rate				2.00%
Related Party [Member] | Subsequent Event [Member]
Returned percentage not less than	25.00%	25.00%	20.00%